UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑09141

Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2025
Date of Reporting Period

Item 1. Reports to Stockholders
(a)

Eaton Vance
Municipal Income Trust (EVN)
Semi-Annual Report
May 31, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report May 31, 2025
Eaton Vance
Municipal Income Trust

Eaton Vance
Municipal Income Trust
May 31, 2025
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA
% Average Annual Total Returns[1,2]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	01/29/1999	(5.79)%	(0.12)%	(0.13)%	3.16%
Fund at Market Price	—	(2.14)	8.90	1.36	2.62

Bloomberg Municipal Bond Index	—	(2.40)%	2.03%	0.55%	2.13%
% Premium/Discount to NAV[3]
As of period end	(2.29)%
Distributions[4]
Total Distributions per share for the period	$0.31
Distribution Rate at NAV	5.87%
Taxable-Equivalent Distribution Rate at NAV	9.91
Distribution Rate at Market Price	6.01
Taxable-Equivalent Distribution Rate at Market Price	10.15
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	32.70%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Municipal Income Trust
May 31, 2025
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Eaton Vance
Municipal Income Trust
May 31, 2025
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage. Included in the average annual total return at NAV for the ten year period is the impact of the 2016 tender and repurchase of a portion of the Fund’s Auction Preferred Shares (APS) at 94.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.
[3]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[4]	The Distribution Rate is calculated by dividing the Fund’s last regular distribution paid per share in the period (annualized) by the Fund’s NAV or market price (the price at which the Fund is traded on the exchange) at the end of the period. A Fund’s distributions in any period may be more or less than the net return earned by the Fund on its investments and should not be used as a measure of performance or confused with “yield” or “income.”
The Fund has adopted a policy to pay common shareholders a stable monthly distribution. A portion of the Fund’s distributions may be subject to the U.S. federal alternative minimum tax. In an effort to maintain a stable distribution amount, the Fund may pay distributions consisting of amounts characterized for U.S. federal income tax purposes as exempt-interest dividends, ordinary dividends (including qualified dividends), capital gain distributions and nondividend distributions, also known as return of capital distributions. A nondividend or return of capital distribution results from a Fund distributing more than its net investment income and net realized capital gain for a given tax period and may represent a return of some or all of the money that an investor invested in the Fund’s shares, which, like other distributions, can cause the Fund’s NAV to erode. There is no assurance that the Fund will always be able to pay distributions of a particular size.
With each distribution, the Fund issues a notice to shareholders and a press release containing information about the amount and sources of the distribution and related information. Notices and press releases for the last 24 months are available on our website https://www. eatonvance.com/resources/closed-end-fund-distribution-notices-19a.html. The amounts and sources of distributions are only estimates and are not provided for tax reporting purposes. The U.S. federal income tax character of distributions paid to a shareholder is reported on IRS Form 1099-DIV, which is provided to shareholders shortly after the end of each calendar year.
The amount of the Fund’s distributions is determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Shareholders should not assume that the source of any distribution from the Fund is net income or profit.
Taxable-equivalent distributions are calculated using a 40.8% U.S. federal income tax rate, which reflects the maximum U.S. federal tax rate of 37% plus the 3.8% U.S. federal Medicare surtax. Where applicable, the calculation also includes the highest individual U.S. state income tax rate for residents of the state for which a Fund’s income is designed to be exempt. Local income taxes and other applicable taxes are not considered in the calculation.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.1%
Security	Principal Amount (000's omitted)	Value
Hospital — 0.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 655,070
		$ 655,070
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,631,042
		$ 3,631,042
Total Corporate Bonds (identified cost $4,305,000)		$ 4,286,112

Tax-Exempt Municipal Obligations — 142.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.4%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,135,262
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	300	326,541
		$ 1,461,803
Cogeneration — 0.1%
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(2)	$630	$ 277,291
		$ 277,291
Education — 7.2%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$430	$ 341,015
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	902,758
California Municipal Finance Authority, (Westside Neighborhood School), 6.20%, 6/15/54(1)	1,060	1,101,883
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	337,193
5.375%, 6/15/48(1)	655	594,221
District of Columbia, (KIPP DC), 4.00%, 7/1/44	485	421,453
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	211,841
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	1,000	1,016,438
Security	Principal Amount (000's omitted)	Value
Education (continued)
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/48(3)	$10,000	$ 10,368,000
6.00%, 5/15/59	5,580	6,087,339
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	189,299
5.00%, 4/1/40(1)	710	685,723
5.00%, 4/1/50(1)	1,030	932,754
South Carolina Jobs-Economic Development Authority, (Carolina Voyager), 5.00%, 6/15/44(1)	1,745	1,674,556
Tennessee State School Bond Authority, 5.00%, 11/1/52(3)	5,000	5,088,550
		$ 29,953,023
Electric Utilities — 7.8%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(3)	$6,000	$ 6,198,120
Corpus Christi, TX, Utility System Revenue, 4.25%, 7/15/54(3)	14,000	12,413,240
Omaha Public Power District, NE, 5.00%, 2/1/54(3)	10,000	10,141,000
Seattle, WA, Municipal Light and Power Revenue:
5.00%, 3/1/53	30	30,445
5.00%, 3/1/53(3)	3,500	3,551,940
		$ 32,334,745
Escrowed/Prerefunded — 0.4%
Iowa Finance Authority, (Iowa Fertilizer Co.), Prerefunded to 12/1/32, 5.00%, 12/1/50	$1,500	$ 1,687,247
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	20	21,613
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,209
		$ 1,714,069
General Obligations — 20.0%
Aledo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(3)	$4,000	$ 4,054,960
Bastrop Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/53(3)	8,000	8,133,920
Bend, OR, 5.00%, 6/1/50(3)	10,000	10,350,200
California:
5.00%, 3/1/49(3)	10,000	10,458,500
5.25%, 9/1/53(3)	6,000	6,327,780
Chicago Board of Education, IL:
5.00%, 12/1/42	8,160	7,403,950
6.00%, 12/1/49	2,625	2,742,540

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL, 5.75%, 1/1/33	$1,500	$ 1,531,832
Clark County Water Reclamation District, NV, 5.00%, 7/1/49(3)	6,000	6,145,020
Denton Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/53(3)	6,000	6,123,840
Illinois:
5.00%, 12/1/42	3,020	3,030,027
5.50%, 5/1/39	290	303,595
5.75%, 5/1/45	295	306,590
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/58(3)	4,000	4,052,400
Massachusetts, 5.00%, 5/1/53(3)	6,000	6,081,780
Puerto Rico, 0.00%, 7/1/33	3,000	2,033,440
Royse City Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/53	5	5,084
5.00%, 2/15/53(3)	4,000	4,066,960
		$ 83,152,418
Hospital — 6.8%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(3)	$1,000	$ 867,820
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,547,157
Idaho Health Facilities Authority, ID, (St. Luke’s Health System), 4.375%, 3/1/53	2,000	1,766,944
Maryland Health and Higher Educational Facilities Authority, (MedStar Health), 5.00%, 8/15/42	4,000	3,897,299
Michigan Finance Authority, (McLaren Health Care), 4.00%, 2/15/47	2,985	2,586,526
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	1,365	1,321,936
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/44	1,835	1,732,552
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	35	35,025
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	750	630,986
South Carolina Jobs-Economic Development Authority, (McLeod Health), 5.25%, 11/1/54(3)	6,500	6,728,085
South Carolina Jobs-Economic Development Authority, (Novant Health Obligated Group), 4.25%, 11/1/47	2,000	1,829,769
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	742,981
5.50%, 12/1/43	750	677,152
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
West Virginia Hospital Finance Authority, (West Virginia University Health System Obligated Group), 4.375%, 6/1/53	$4,075	$ 3,704,621
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	340	363,138
		$ 28,431,991
Housing — 2.6%
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	$2,000	$ 1,918,240
Massachusetts Housing Finance Agency, Sustainability Bonds, 4.90%, 12/1/59	1,000	983,089
Michigan Housing Development Authority, Social Bonds, 5.00%, 12/1/55	1,385	1,346,283
Texas Student Housing Corp., (University of North Texas), 6.85%, 7/1/31(4)	180	180,000
Washington Housing Finance Commission, Social Certificates, 3.375%, 4/20/37	5,038	4,538,380
Waterbury Housing Authority, CT, (Laurel Estates Preservation LLC), (FHLMC), 4.50%, 2/1/42	2,000	1,954,230
		$ 10,920,222
Industrial Development Revenue — 10.9%
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	$3,000	$ 2,986,381
Green Bonds, (AMT), 5.70%, 5/1/53	3,385	3,423,801
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	555	555,239
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	1,000	828,261
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,500	2,227,539
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	1,250	1,254,464
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	3,500	3,504,273
(AMT), 3.50%, 12/1/51(1)	2,000	1,440,525
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,072,523
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	3,075	2,780,154
(AMT), 4.875%, 11/1/42(1)	245	225,995
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	4,130	4,131,147

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New Jersey Economic Development Authority, (Continental Airlines): (continued)
5.50%, 6/1/33	$750	$ 750,346
(AMT), 5.625%, 11/15/30	4,535	4,537,360
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 5.125% to 9/3/30 (Put Date), 9/1/50(1)	700	715,348
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 10/1/40	6,845	6,772,318
(AMT), 5.625%, 4/1/40	5,605	5,748,529
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), 5.375%, 3/1/31	1,000	1,096,665
Valparaiso, IN, (Pratt Paper (IN), LLC), (AMT), 5.00%, 1/1/54(1)	1,000	927,342
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	301,887
		$ 45,280,097
Insured - Education — 2.8%
Florida, (Florida State University Athletics Association), (BAM), 4.25%, 10/1/53(3)	$10,000	$ 8,903,000
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	1,000	1,143,347
Massachusetts Development Finance Agency, (Holy Cross College), (AMBAC), 5.25%, 9/1/32(3)	1,365	1,537,481
		$ 11,583,828
Insured - Electric Utilities — 4.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 651,936
(NPFG), 0.00%, 11/15/38	2,000	1,026,659
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,155,615
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(3)	4,000	4,109,640
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,926,961
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,513,758
(NPFG), 5.25%, 7/1/32	250	246,919
(NPFG), 5.25%, 7/1/34	1,445	1,405,313
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	4,000	4,242,416
		$ 19,279,217
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.1%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 2,022,109
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	332,239
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,108,192
Whatcom County Public Utility District No. 1, WA, (BAM), (AMT), 5.50%, 12/1/42	1,000	1,048,030
		$ 4,510,570
Insured - Hospital — 1.0%
West Virginia Hospital Finance Authority, (Vandalia Health), (AGM), 5.50%, 9/1/48	$3,000	$ 3,159,956
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.00%, 11/1/51	1,150	1,151,842
		$ 4,311,798
Insured - Housing — 0.3%
Knox County Health, Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.25%, 7/1/64	$1,300	$ 1,284,314
		$ 1,284,314
Insured - Lease Revenue/Certificates of Participation — 1.3%
Hinds County, MS, (Mississippi Lease Purchase), (BAM), 4.625%, 9/1/54(1)	$2,800	$ 2,415,619
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	1,000	1,074,614
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	2,125,538
		$ 5,615,771
Insured - Other Revenue — 0.3%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$590	$ 668,495
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	402,614
		$ 1,071,109
Insured - Special Tax Revenue — 5.5%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 5,174,750
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	4,210	2,653,946
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,087,556

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	$20,700	$ 11,503,251
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	731,484
(AGC), 0.00%, 7/1/27	2,020	1,877,360
		$ 23,028,347
Insured - Transportation — 8.2%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 9,021,006
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 5.50%, 1/1/53	2,975	3,073,380
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.50%, 1/1/53	6,000	6,141,343
Houston, TX, Airport System Revenue, (AGM), (AMT), 4.50%, 7/1/53	6,500	5,929,665
New York Transportation Development Corp., (John F. Kennedy Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	4,200	4,214,825
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	515	523,797
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	2,000	1,927,286
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,648,763
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	820	821,371
		$ 34,301,436
Insured - Water and Sewer — 4.4%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(3)	$17,985	$ 18,160,893
		$ 18,160,893
Lease Revenue/Certificates of Participation — 4.5%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 540,134
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	4,115	4,121,165
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,521,160
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	8,000	7,913,558
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/43	2,730	2,753,309
		$ 18,849,326
Security	Principal Amount (000's omitted)	Value
Other Revenue — 2.3%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,045	$ 4,371,940
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(4)	1,925	750,750
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	491,444
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	432,819
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	887,920
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	2,000	2,106,496
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	405	405,054
Southeast Energy Authority, AL, 5.00% to 6/1/35 (Put Date), 1/1/56	225	227,055
		$ 9,673,478
Senior Living/Life Care — 9.3%
California Health Facilities Financing Authority, (Episcopal Communities and Services), 5.25%, 11/15/58	$1,530	$ 1,505,449
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	180	174,116
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	197,056
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,034,465
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/52	1,000	866,940
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	525	489,398
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	725,233
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	800,008
5.00%, 11/15/38(1)	545	555,206
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	277,531
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,520,108
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,700	1,936,797
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	769,828

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
National Finance Authority, NH, (The Vista): (continued)
5.625%, 7/1/46(1)	$465	$ 452,223
5.75%, 7/1/54(1)	1,270	1,219,234
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/33	120	120,044
5.00%, 7/1/34	130	129,059
5.00%, 7/1/49	2,775	2,408,734
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge), 5.00%, 1/1/49	4,765	4,001,423
North Carolina Medical Care Commission, (Twin Lakes Community), 5.25%, 1/1/55	2,000	1,944,690
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,215	1,642,054
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	743,395
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	3,000	3,150,658
Stamford Housing Authority, CT, (Mozaic Concierge Living), 6.00%, 10/1/40	750	752,669
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,640	2,345,557
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	1,200	889,664
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	3,000	3,282,574
7.00%, 9/1/59	1,000	1,088,416
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	724,663
Wisconsin Health and Educational Facilities Authority, (Three Pillars Senior Living Communities), 5.75%, 8/15/54	1,000	1,019,617
		$ 38,766,809
Special Tax Revenue — 13.6%
Aerotropolis Regional Transportation Authority, CO, 5.75%, 12/1/54(1)	$3,440	$ 3,454,987
Atlanta Development Authority, GA, (Westside Gulch Area), 5.50%, 4/1/39(1)	1,640	1,650,439
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.125%, 5/1/46	1,500	1,445,778
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	221,318
Michigan Trunk Line Fund, 5.25%, 11/15/49(3)	4,000	4,155,720
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Mida Mountain Village Public Infrastructure District, UT, 5.125%, 6/15/54(1)	$2,185	$ 2,033,162
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	90	0
5.35%, 5/1/38(5)	35	0
5.75%, 5/1/38	110	110,878
New York City Transitional Finance Authority, NY:
4.375%, 5/1/53	1,000	920,641
5.50%, 5/1/52(3)	10,000	10,603,600
New York City Transitional Finance Authority, NY, Future Tax Revenue:
3.00%, 11/1/47	2,195	1,558,538
(SPA: TD Bank, N.A.), 3.00%, 11/1/54(6)	1,100	1,100,000
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/27	251	231,019
0.00%, 7/1/29	261	221,685
0.00%, 7/1/31	316	245,545
0.00%, 7/1/33	357	253,034
0.00%, 7/1/46	3,403	1,092,480
0.00%, 7/1/51	4,523	1,067,769
4.50%, 7/1/34	286	284,097
4.536%, 7/1/53	36	31,196
5.00%, 7/1/58	4,752	4,464,768
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	173	158,030
Series A2, 5.80%, 5/1/35	155	98,589
Sterling Hill Community Development District, FL, 6.20%, 5/1/35(4)	552	242,780
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(3)	4,275	4,436,381
Washington Metropolitan Area Transit Authority, D.C.:
Green Bonds, 5.25%, 7/15/59(3)	10,000	10,251,800
Sustainability Bonds, 5.25%, 7/15/53(3)	6,000	6,146,280
		$ 56,480,514
Transportation — 24.1%
Charlotte, NC:
5.25%, 7/1/55(7)	$35	$ 36,404
5.25%, 7/1/55(3)(7)	9,450	9,829,039
Charlotte, NC, (Charlotte Douglas International Airport), 5.00%, 7/1/53(3)	6,000	6,103,320
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(3)	4,500	4,611,105
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,648,124

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Gerald R. Ford International Airport Authority, MI:
(AMT), 5.00%, 1/1/54	$685	$ 681,654
(AMT), 5.00%, 1/1/54(3)	11,000	10,946,210
Los Angeles Department of Airports, CA, (Los Angeles International Airport), Green Bonds, (AMT), 5.25%, 5/15/50(3)	11,000	11,221,980
Massachusetts, (Rail Enhancement Program), Sustainability Bonds, 5.00%, 6/1/53(3)	6,000	6,102,660
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,045,153
New York Transportation Development Corp., (John F. Kennedy Airport Terminals 6 Redevelopment), Green Bonds, (AMT), 5.50%, 12/31/60	2,855	2,868,913
New York Transportation Development Corp., (John F. Kennedy International Airport):
Green Bonds, (AMT), 5.375%, 6/30/60	2,360	2,349,394
Sustainability Bonds, (AMT), 6.00%, 6/30/54	1,155	1,211,627
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/41	1,150	1,150,017
(AMT), 5.25%, 1/1/50	1,055	1,027,969
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,623,124
Oklahoma Turnpike Authority, 5.50%, 1/1/54(3)	5,000	5,320,550
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	4,945	4,869,162
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	3,000	2,964,014
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.25%, 5/1/55(3)	10,000	10,120,200
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,519,119
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,000	3,811,503
Texas Transportation Commission, (State Highway 249 System):
0.00%, 8/1/37	725	418,264
0.00%, 8/1/39	750	381,504
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,540	1,416,464
Virginia Small Business Financing Authority, (Transform 66 P3 Project), (AMT), 5.00%, 12/31/52	1,000	933,606
		$ 100,211,079
Security	Principal Amount (000's omitted)	Value
Water and Sewer — 2.5%
JEA Water and Sewer System Revenue, FL, 5.25%, 10/1/55(3)	$10,000	$ 10,369,800
		$ 10,369,800
Total Tax-Exempt Municipal Obligations (identified cost $600,836,918)		$ 591,023,948

Taxable Municipal Obligations — 4.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%†
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(2)	$347	$ 62,482
		$ 62,482
Education — 0.2%
Maricopa County Industrial Development Authority, AZ, (Grand Canyon University), 7.375%, 10/1/29(1)	$1,000	$ 1,024,774
		$ 1,024,774
General Obligations — 1.8%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,650,197
		$ 7,650,197
Insured - Education — 0.5%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,034,223
		$ 2,034,223
Insured - Transportation — 1.0%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/48	$10,765	$ 2,437,021
(AMBAC), 0.00%, 10/1/32	1,285	876,438
(AMBAC), 0.00%, 10/1/33	1,000	641,364
		$ 3,954,823
Lease Revenue/Certificates of Participation — 0.1%
New Hampshire Business Finance Authority, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$250	$ 247,192

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	$135	$ 133,592
		$ 380,784
Special Tax Revenue — 0.9%
American Samoa Economic Development Authority, 3.72%, 9/1/27(1)	$1,115	$ 1,070,929
Oneida Indian Nation of New York, 8.00%, 9/1/40(1)	2,500	2,503,020
		$ 3,573,949
Student Loan — 0.0%†
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 89,955
		$ 89,955
Total Taxable Municipal Obligations (identified cost $18,724,105)		$ 18,771,187
Total Investments — 147.6% (identified cost $623,866,023)		$ 614,081,247
Other Assets, Less Liabilities — (47.6)%		$(197,915,457)
Net Assets — 100.0%		$ 416,165,790
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2025, the aggregate value of these securities is $47,718,589 or 11.5% of the Trust's net assets.
(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(3)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1G).
(4)	Security is in default and making only partial interest payments.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy and is non-income producing.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at May 31, 2025.
(7)	When-issued security.
At May 31, 2025, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
Texas	10.6%
Others, representing less than 10% individually	88.7%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At May 31, 2025, 21.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.3% to 9.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Statement of Assets and Liabilities (Unaudited)

May 31, 2025
Assets
Investments, at value (identified cost $623,866,023)	$614,081,247
Cash	35,202
Interest receivable	7,896,657
Receivable for investments sold	655,761
Trustees' deferred compensation plan	136,453
Due from broker for floating rate notes issued	7,560,000
Total assets	$630,365,320
Liabilities
Payable for floating rate notes issued	$202,251,550
Payable for when-issued securities	9,806,636
Payable to affiliates:
Investment adviser fee	206,499
Administration fee	103,249
Trustees' fees	6,634
Trustees' deferred compensation plan	136,453
Interest expense and fees payable	1,519,738
Accrued expenses	168,771
Total liabilities	$214,199,530
Net Assets	$416,165,790
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$396,672
Additional paid-in capital	472,193,357
Accumulated loss	(56,424,239)
Net Assets	$416,165,790
Common Shares Issued and Outstanding	39,667,163
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$10.49

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Statement of Operations (Unaudited)

Six Months Ended
May 31, 2025
Investment Income
Interest income	$14,838,750
Total investment income	$14,838,750
Expenses
Investment adviser fee	$1,240,399
Administration fee	620,200
Trustees’ fees and expenses	20,618
Custodian fee	55,662
Transfer and dividend disbursing agent fees	9,200
Legal and accounting services	95,296
Printing and postage	69,172
Interest expense and fees	3,168,759
Miscellaneous	59,294
Total expenses	$5,338,600
Net investment income	$9,500,150
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$(3,942,149)
Net realized loss	$(3,942,149)
Change in unrealized appreciation (depreciation):
Investments	$(32,101,698)
Net change in unrealized appreciation (depreciation)	$(32,101,698)
Net realized and unrealized loss	$(36,043,847)
Net decrease in net assets from operations	$(26,543,697)

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Statements of Changes in Net Assets

	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment income	$9,500,150	$17,986,785
Net realized loss	(3,942,149)	(3,043,065)
Net change in unrealized appreciation (depreciation)	(32,101,698)	21,831,853
Net increase (decrease) in net assets from operations	$(26,543,697)	$36,775,573
Distributions to common shareholders	$(12,209,553)*	$(17,847,996)
Tax return of capital to shareholders	$—	$(4,786,087)
Net increase (decrease) in net assets	$(38,753,250)	$14,141,490
Net Assets
At beginning of period	$454,919,040	$440,777,550
At end of period	$416,165,790	$454,919,040
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Statement of Cash Flows (Unaudited)

Six Months Ended
May 31, 2025
Cash Flows From Operating Activities
Net decrease in net assets from operations	$(26,543,697)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Investments purchased	(149,800,569)
Investments sold	130,036,357
Net amortization/accretion of premium (discount)	(697,462)
Decrease in interest receivable	36,126
Decrease in Trustees’ deferred compensation plan	221
Increase in payable to affiliates for investment adviser fee	3,873
Increase in payable to affiliates for administration fee	1,936
Increase in payable to affiliates for Trustees' fees	516
Decrease in interest expense and fees payable	(55,084)
Decrease in payable to affiliates for Trustees' deferred compensation plan	(221)
Decrease in accrued expenses	(76,070)
Net change in unrealized (appreciation) depreciation from investments	32,101,698
Net realized loss from investments	3,942,149
Net cash used in operating activities	$(11,050,227)
Cash Flows From Financing Activities
Cash distributions paid to common shareholders	$(12,209,553)
Proceeds from secured borrowings	60,800,000
Repayment of secured borrowings	(37,545,000)
Net cash provided by financing activities	$11,045,447
Net decrease in cash	$(4,780)
Cash at beginning of period	$39,982
Cash at end of period	$35,202
Supplemental disclosure of cash flow information:
Cash paid for interest and fees	$3,223,843

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Financial Highlights

Selected data for a common share outstanding during the periods stated
	Six Months Ended May 31, 2025 (Unaudited)	Year Ended November 30,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period (Common shares)	$11.47	$11.11	$11.25	$14.23	$14.13	$13.79
Income (Loss) From Operations
Net investment income(1)	$0.24	$0.45	$0.42	$0.52	$0.61	$0.57
Net realized and unrealized gain (loss)	(0.91)	0.48	(0.09)	(2.94)	0.06	0.33
Total income (loss) from operations	$(0.67)	$0.93	$0.33	$(2.42)	$0.67	$0.90
Less Distributions to Common Shareholders
From net investment income	$(0.31)*	$(0.45)	$(0.43)	$(0.56)	$(0.57)	$(0.56)
Tax return of capital	—	(0.12)	(0.04)	—	—	—
Total distributions to common shareholders	$(0.31)	$(0.57)	$(0.47)	$(0.56)	$(0.57)	$(0.56)
Net asset value — End of period (Common shares)	$10.49	$11.47	$11.11	$11.25	$14.23	$14.13
Market value — End of period (Common shares)	$10.25	$10.79	$9.54	$10.25	$13.70	$13.25
Total Investment Return on Net Asset Value(2)	(5.79)%(3)	9.07%	3.64%	(16.96)%	4.95%	7.15%
Total Investment Return on Market Value(2)	(2.14)%(3)	19.49%	(2.33)%	(21.41)%	7.75%	7.57%
Ratios/Supplemental Data
Net assets applicable to common shares, end of period (000’s omitted)	$416,166	$454,919	$440,778	$446,309	$564,424	$560,302
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.00%(5)	0.94%	0.98%	1.04%	0.98%	1.05%
Interest and fee expense(6)	1.46%(5)	1.40%	1.72%	0.81%	0.29%	0.71%
Total expenses	2.46%(5)	2.34%	2.70%	1.85%	1.27%	1.76%
Net expenses	2.46%(5)	2.34%	2.70%	1.85%	1.27%	1.76%
Net investment income	4.38%(5)	3.99%	3.80%	4.23%	4.28%	4.18%
Portfolio Turnover	21%(3)	36%	41%	23%	7%	12%
(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust's dividend reinvestment plan.
(3)	Not annualized.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Trust.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1G).
*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.
The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Trust’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of May 31, 2025, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

Eaton Vance
Municipal Income Trust
May 31, 2025
Notes to Financial Statements (Unaudited) — continued

G  Floating Rate Notes Issued in Conjunction with Securities Held—The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 6) at May 31, 2025. Interest expense related to the Trust's liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV, if any, are recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2025, the amount of the Trust's Floating Rate Notes outstanding and the related collateral were $202,251,550 and $264,081,774, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2025 was 2.05% to 2.77%. For the six months ended May 31, 2025, the Trust’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $184,702,390 and 3.44%, respectively.
In certain circumstances, the Trust may enter into shortfall and forbearance agreements with brokers by which the Trust agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2025.
The Trust may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Trust's investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust's investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Trust began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. Consistent with Rule 18f-4, the Trust may treat its investments in residual interest bonds and similar financing transactions as subject to the asset coverage requirements of Section 18 of the 1940 Act, or as derivatives transactions subject to the Trust's value-at-risk (VaR)-based limits on leverage risk. Effective October 11, 2023, the Trust has opted to treat such investments as derivatives transactions. The Trust may change this approach at any time. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.
H  When-Issued Securities and Delayed Delivery Transactions—The Trust may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Segment Reporting—During this reporting period, the Trust adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Trust operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Trust’s President acts as the Trust's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Trust's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Trust’s financial statements.

Eaton Vance
Municipal Income Trust
May 31, 2025
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements—The interim financial statements relating to May 31, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Trust intends to make monthly distributions of net investment income to common shareholders. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
Distributions in any year may include a return of capital component. For the six months ended May 31, 2025, the amount of distributions estimated to be a tax return of capital was approximately $2,615,000. The final determination of tax characteristics of the Trust’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.
At November 30, 2024, the Trust, for federal income tax purposes, had deferred capital losses of $40,704,542 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at November 30, 2024, $9,676,853 are short-term and $31,027,689 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$420,841,351
Gross unrealized appreciation	$12,109,857
Gross unrealized depreciation	(21,121,511)
Net unrealized depreciation	$(9,011,654)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Trust. The investment adviser fee is computed at an annual rate of 0.40% of the Trust’s average weekly gross assets and is payable monthly. Gross assets are calculated by deducting accrued liabilities of the Trust except (i) the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust and the amount of floating rate notes included as a liability in the Trust’s Statement of Assets and Liabilities of up to $289,500,000, and (ii) the amount of any outstanding preferred shares issued by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2025, the investment adviser fee and administration fee were $1,240,399 and $620,200, respectively.
Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Trust are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $145,709,631 and $130,602,118, respectively, for the six months ended May 31, 2025.
5  Common Shares of Beneficial Interest and Shelf Offering
The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended May 31, 2025 and the year ended November 30, 2024.

Eaton Vance
Municipal Income Trust
May 31, 2025
Notes to Financial Statements (Unaudited) — continued

In November 2013, the Board of Trustees initially approved a share repurchase program for the Trust. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Trust is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Trust to purchase a specific amount of shares. There were no repurchases of common shares by the Trust for the six months ended May 31, 2025 and the year ended November 30, 2024.
Pursuant to a registration statement filed with the SEC, the Trust is authorized to issue up to an additional 2,610,553 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Trust, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Trust’s net asset value per common share. During the six months ended May 31, 2025 and the year ended November 30, 2024, there were no shares sold by the Trust pursuant to its shelf offering.
6  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2025, the hierarchy of inputs used in valuing the Trust's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 4,286,112	$ —	$ 4,286,112
Tax-Exempt Municipal Obligations	—	591,023,948	—	591,023,948
Taxable Municipal Obligations	—	18,771,187	—	18,771,187
Total Investments	$ —	$614,081,247	$ —	$614,081,247

Eaton Vance
Municipal Income Trust
May 31, 2025
Annual Meeting of Shareholders (Unaudited)

The Trust held its Annual Meeting of Shareholders on March 12, 2025. The following action was taken by the shareholders:
Proposal 1(a). The election of Mark R. Fetting, Susan J. Sutherland and Scott E. Wennerholm as Class II Trustees of the Trust for a three-year term expiring in 2028.
	Number of Shares
Nominees for Trustee	For	Withheld
Mark R. Fetting	31,134,909	1,010,302
Susan J. Sutherland	31,422,209	723,002
Scott E. Wennerholm	31,275,370	869,841

Eaton Vance
Municipal Income Trust
May 31, 2025
Officers and Trustees

Officers
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
Mark R. Fetting Chairperson
Alan C. Bowser
Cynthia E. Frost
George J. Gorman
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7695    5.31.25

(b)	Not applicable.

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipal Income Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	July 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	July 24, 2025

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	July 24, 2025